Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents, including $1,194 of cash as of December 31, 2011 collateralizing letters of credit (Note 16)	$ 7,536	$ 9,244
Short-term investments	0	6,066
Restricted cash	1,000	0
Prepaid expenses and other	360	408
Total current assets	8,896	15,718
Property and equipment, net of accumulated depreciation of $12,622 and $13,072 as of December 31, 2011 and 2012, respectively	612	1,021
Other assets	2,927	1,078
Total assets	12,435	17,817
Current liabilities:
Current portion of long-term debt, net of debt discount of $157 as of December 31, 2012	1,786	2,205
Current portion of lease liability	536	739
Accounts payable	644	829
Accrued compensation and benefits	716	2,354
Accrued expenses	1,454	437
Derivative liability	2,449	0
Warrant liability	6,178	2,511
Total current liabilities	13,763	9,075
Long-term debt and embedded derivative, net of debt discount of $7,515 as of December 31, 2012	9,483	2,782
Lease liability	524	943
Other liabilities	8	2
Total liabilities	23,778	12,802
Commitments and contingencies (Note 16)	0	0
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2011 and 2012, respectively	0	0
Common stock, $0.001 par value; 750,000 shares authorized; 2,381 and 2,449 shares issued and outstanding at December 31, 2011 and 2012, respectively	2	2
Additional paid-in capital	235,828	235,257
Deficit accumulated during the development stage	(247,173)	(230,244)
Total stockholders' equity (deficit)	(11,343)	5,015
Total liabilities and stockholders' equity (deficit)	$ 12,435	$ 17,817